Schedule of Investments
(unaudited)
July 31, 2023
BlackRock International Impact Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 3.8%
APM Human Services International Ltd. 132,010 $ 177,039
Brazil — 6.9%
Atacadao SA ................. 31,268 89,332
MercadoLibre, Inc.
(a)
............ 111 137,424
Sendas Distribuidora SA ......... 32,015 91,941
318,697
Canada — 3.0%
North West Co., Inc. (The) ........ 5,632 137,100
Denmark — 8.3%
Orsted A/S
(b)(c)
................ 3,213 279,594
Vestas Wind Systems A/S
(a)
....... 3,754 100,406
380,000
Germany — 7.7%
Carl Zeiss Meditec AG .......... 857 99,310
Infineon Technologies AG ........ 2,687 118,055
LEG Immobilien SE
(a)
........... 1,232 87,105
Vonovia SE .................. 2,178 50,747
355,217
India — 1.4%
Bandhan Bank Ltd.
(a)(b)(c)
......... 23,581 64,109
Indonesia — 9.8%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 815,400 305,289
Dayamitra Telekomunikasi PT ..... 3,376,600 146,696
451,985
Japan — 7.6%
Daikin Industries Ltd. ........... 600 121,320
Katitas Co. Ltd. ............... 4,400 80,932
Nidec Corp. ................. 1,400 83,615
Recruit Holdings Co. Ltd. ........ 1,800 62,344
348,211
Kazakhstan — 1.3%
Kaspi.KZ JSC, GDR
(c)
........... 634 58,115
Netherlands — 2.4%
ASML Holding NV ............. 156 111,738
South Korea — 3.2%
Samsung SDI Co. Ltd. .......... 278 145,117
Security
Shares
Shares Value
Spain — 3.6%
EDP Renovaveis SA ............ 8,764 $ 167,401
Switzerland — 4.6%
DSM-Firmenich AG ............ 857 94,698
Landis+Gyr Group AG .......... 1,334 115,831
210,529
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 922 91,416
United Kingdom — 12.3%
Halma plc ................... 6,823 195,942
Pearson plc ................. 9,149 101,202
RELX plc ................... 4,720 158,860
Wise plc, Class A
(a)
............. 10,849 108,207
564,211
United States — 15.4%
Agilent Technologies, Inc. ........ 359 43,716
Brookfield Renewable Corp., Class A 5,233 163,103
Danaher Corp. ............... 441 112,482
Schneider Electric SE ........... 1,922 342,831
Thermo Fisher Scientific, Inc. ...... 82 44,990
707,122
Total Long-Term Investments — 93.3%
(Cost: $4,416,030) .............................. 4,288,007
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(d)(e)
.... 323,406 323,406
Total Short-Term Securities — 7.0%
(Cost: $323,406) ................................ 323,406
Total Investments — 100.3%
(Cost: $ 4,739,436) .............................. 4,611,413
Liabilities in Excess of Other Assets — (0.3)% ............ (14,655)
Net Assets — 100.0% .............................. $ 4,596,758
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock International Impact Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 252,410 $ 70,996
(a)
$ — $ — $ — $ 323,406 323,406 $ 3,193 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... — 12
(a)
— (12) — — — 2
(c)
—
$ (12) $ — $ 323,406 $ 3,195 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock International Impact Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 177,039 $ — $ 177,039
Brazil ............................................... 318,697 — — 318,697
Canada ............................................. 137,100 — — 137,100
Denmark ............................................. — 380,000 — 380,000
Germany ............................................ — 355,217 — 355,217
India ............................................... — 64,109 — 64,109
Indonesia ............................................ — 451,985 — 451,985
Japan ............................................... — 348,211 — 348,211
Kazakhstan ........................................... — 58,115 — 58,115
Netherlands ........................................... — 111,738 — 111,738
South Korea .......................................... — 145,117 — 145,117
Spain ............................................... — 167,401 — 167,401
Switzerland ........................................... 94,698 115,831 — 210,529
Taiwan .............................................. 91,416 — — 91,416
United Kingdom ........................................ — 564,211 — 564,211
United States .......................................... 364,291 342,831 — 707,122
Short-Term Securities
Money Market Funds ...................................... 323,406 — — 323,406
$ 1,329,608 $ 3,281,805 $ — $ 4,611,413
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts